Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common stock - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Schedule of basic and diluted net loss per common stock [Abstract]
Allocation of net income, as adjusted	$ 895,155	$ 1,946,585	$ 3,865,402
Basic and diluted weighted average stock outstanding	17,250,000	14,758,333	16,635,616
Basic and diluted net income per share of common stock	$ 0.05	$ 0.13	$ 0.23
Class B [Member]
Schedule of basic and diluted net loss per common stock [Abstract]
Allocation of net income, as adjusted	$ 223,789	$ 581,447	$ 1,027,512	$ (3,758)
Basic and diluted weighted average stock outstanding	4,312,500	4,312,500	4,312,500	3,750,000
Basic and diluted net income per share of common stock	$ 0.05	$ 0.13	$ 0.24